Note 25 - Post-employment and other employee benefit commitments - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial assumptions of commitments Line Items
Discount rate shown as the end of the exercise	In Spain, the discount rate shown as of December, 31, 2017, corresponds to the weighted average rate, the actual discount rates used are 0.50% and 1.75% depending on the type of commitment.
Spain [Member]
Actuarial assumptions of commitments Line Items
Actuarial assumptions of commitments	1.24%	1.50%	2.00%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	1.50%	2.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	PERM/F 2000P	PERM/F 2000P	PERM/F 2000P
Mexico [Member]
Actuarial assumptions of commitments Line Items
Actuarial assumptions of commitments	9.48%	9.95%	9.30%
Actuarial Assumption Of Expected Rates Of Salary Increases	4.75%	4.75%	4.75%
Actuarial Assumption Of Expected Rates Of Pension Increases	2.13%	2.13%	2.13%
Actuarial Assumption Of Medical Cost Trend Rates	7.00%	6.75%	6.75%
Mortality Table	EMSSA09	EMSSA97 (adjustment EMSSA09)	EMSSA 97
USA [Member]
Actuarial assumptions of commitments Line Items
Actuarial assumptions of commitments	3.57%	4.04%	4.30%
Actuarial Assumption Of Expected Rates Of Salary Increases	0.00%	3.00%	3.00%
Actuarial Assumption Of Expected Rates Of Pension Increases	0.00%	0.00%	0.00%
Actuarial Assumption Of Medical Cost Trend Rates	0.00%	0.00%	0.00%
Mortality Table	RP 2014	RP 2014	RP 2014
Turkey [Member]
Actuarial assumptions of commitments Line Items
Actuarial assumptions of commitments	11.60%	11.50%	10.30%
Actuarial Assumption Of Expected Rates Of Salary Increases	9.90%	9.30%	8.60%
Actuarial Assumption Of Expected Rates Of Pension Increases	8.40%	7.80%	7.10%
Actuarial Assumption Of Medical Cost Trend Rates	12.60%	10.92%	9.94%
Mortality Table	CSO2001	CSO2001	CSO2001